Earnings Per Share (Notes)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Earnings Per Share
Basic earnings per share is computed by dividing the applicable income amounts by the weighted-average number of shares of common shares outstanding. Diluted earnings per share is computed by dividing the applicable income amounts by the sum of weighted-average number of shares of common stock outstanding and dilutive potential common shares.
For a period in which Caesars generated a net loss, the weighted-average basic shares outstanding was used in calculating diluted loss per share because using diluted shares would have been anti-dilutive to loss per share.
Basic and Dilutive Net Earnings Per Share Reconciliation

	Years Ended December 31,
(In millions, except per share data)	2017	2016	2015
Income/(loss) from continuing operations attributable to Caesars, net of income taxes	$(368)	$(6,429)	$5,857
Income from discontinued operations attributable to Caesars, net of income taxes	—	3,380	155
Net income/(loss) attributable to Caesars	$(368)	$(3,049)	$6,012

Weighted average common share outstanding	279	146	145
Dilutive potential common shares: stock options	—	—	2
Weighted average common shares and dilutive potential common shares	279	146	147

Basic earnings/(loss) per share from continuing operations	$(1.32)	$(43.96)	$40.44
Basic earnings per share from discontinued operations	—	23.11	1.07
Basic earnings/(loss) per share	$(1.32)	$(20.85)	$41.51

Diluted earnings/(loss) per share from continuing operations	$(1.32)	$(43.96)	$39.83
Diluted earnings per share from discontinued operations	—	23.11	1.06
Diluted earnings/(loss) per share	$(1.32)	$(20.85)	$40.89

Weighted-Average Number of Anti-Dilutive Shares Excluded from Calculation of EPS

	Years Ended December 31,
(In millions)	2017	2016	2015
Stock options	12	10	4
Restricted stock units and awards	9	9	1
CEC Convertible Notes	36	—	—
Total anti-dilutive common stock	57	19	5